Assets Classified as Held for Sale, Liabilities Associated With Assets Held for Sale and Discontinued Operations - Schedule of Assets Held for Sale (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Assets and Liabilities of Disposal Groups Classified as Held for Sale [abstract]
Balance at the end of previous year	$ 133	$ 16,458
Disposals from SAB transaction-related divestitures		(15,514)
Reclassified to assets held for sale in the period	35	91
Disposals	(128)	(26)
Effect of movements in foreign exchange	(1)	132
Other movements		(1,008)
Balance at the end of year	$ 39	$ 133